Mainland China Contribution Plan	12 Months Ended
Feb. 28, 2023
Retirement Benefits [Abstract]
Mainland China Contribution Plan

19. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were RMB12,148, RMB15,966 and RMB4,885 (US$705) for the years ended February 28, 2021, 2022 and 2023 respectively. The Company enjoyed temporary exemption form mandated defined contribution plan in the year ended February 28, 2021 of RMB4,213 due to COVID-19.